UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Institutional Investment Manager Filing this Report:

Name:		RS Value Group LLC
Address:	388 Market Street, Ste. 200
		San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA	December 31, 1999

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	104,987

ISSUER            CLASS     CUSIP        VALUE   SHS    INVEST  VOTG
                                        (X1,000)        DISCRET  AUTH
Abgenix           Com       00339B107    18,881  142,500Sole    Sole
Action Perf. Cos  Com       004933107       245   21,300Sole    Sole
AgriBioTech       Com       008494106        42   17,500Sole    Sole
Catellus Dev      Com       149111106     1,794  140,000Sole    Sole
China Yuchai Intl Com       G21082105       411  346,100Sole    Sole
Cohesion Tech     Com       19248N101     1,346  147,500Sole    Sole
Devon Energy Corp Com       25179m103       363   11,053Sole    Sole
Durban Roodepoort Spons ADR 266597301        25   72,038Sole    Sole
EOG Resources Inc.Com       26875p101       878   50,000Sole    Sole
Fresh Del Monte   Com       g36738105     1,350  150,000Sole    Sole
GIGA-Tronics, Inc.Com       375175106     2,307  323,772Sole    Sole
Gymboree          Com       403777105     1,772  315,000Sole    Sole
Home Security IntlCom       437333107     2,493  767,100Sole    Sole
In Home Health    Com       453222408       981  461,733Sole    Sole
Inco, Ltd.        Cl VBN Shs453258402     8,890  998,600Sole    Sole
Interlinq SoftwareCom       458753100       943  251,400Sole    Sole
Intervisual Books CL A Vtg  460918105       261  189,950Sole    Sole
Medical Manager   Com       58461c103     2,738   32,500Sole    Sole
Metromedia Intl   Com       591695101     1,831  385,550Sole    Sole
MPSI Systems      Com       553412206       527  255,338Sole    Sole
New Era of NetworkCom       644312100     3,448   72,400Sole    Sole
Opta Food         Com       68381n105     1,196  382,700Sole    Sole
Pediatrix Medical Com       705324101       107   15,300Sole    Sole
Quokka Sports Inc.Com       749077103     2,953  225,000Sole    Sole
Sapient CorporatioCom       803062108     1,917   13,600Sole    Sole
Sirius Satellite RCom       82966u103    30,147  677,450Sole    Sole
Sonus Corp.       Com       835691106     3,3231,107,800Sole    Sole
Streamline.com    Com       863239109     1,927  225,000Sole    Sole
Tetra Tech        Com       88162g103     3,075  200,000Sole    Sole
U.S. Global InvestCl A      902952100       600  399,750Sole    Sole
Vertel CorporationCom       924907108     2,694  495,400Sole    Sole
V-One Corp        Com       9182778102    1,500   57,142Sole    Sole
Wind River SystemsCom       973149107     2,564   70,000Sole    Sole
Worldport Comm    Com       98155j105     1,460  702,500Sole    Sole